Equity Instruments (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility	75.00%
Expected volatility, minimum		79.00%	79.00%
Expected volatility, maximum		108.00%	82.00%
Risk free interest rate, Minimum	1.08%	1.62%	0.75%
Risk free interest rate, Maximum	2.08%	2.09%	1.53%
Dividend yield	0.00%	0.00%	0.00%
Vyrix Pharmaceuticals Inc [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility, minimum			63.00%
Expected volatility, maximum			76.00%
Risk free interest rate, Minimum			0.90%
Risk free interest rate, Maximum			2.02%
Dividend yield			0.00%
Minimum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	3 years	5 years 6 months	5 years
Minimum [Member] | Vyrix Pharmaceuticals Inc [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)			5 years
Maximum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	7 years	7 years	6 years 6 months
Maximum [Member] | Vyrix Pharmaceuticals Inc [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)			6 years 6 months